Plant and equipment (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 9,990,542
Ending balance	11,672,818	$ 9,990,542
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,663,399	5,950,228
Additions	2,965,165	3,653,852
Adoption of IFRS 16		2,061,469
Disposals	(49,994)	(2,150)
Lease termination and derecognition	(463,879)
Foreign exchange difference	(35,833)
Ending balance	14,078,858	11,663,399
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,672,857)	(626,462)
Additions	1,017,085	1,047,649
Disposals	39,089	1,254
Lease termination and derecognition	(260,443)
Foreign exchange difference	15,630
Ending balance	(2,406,040)	(1,672,857)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	259,405
Ending balance	218,178	259,405
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	568,178	494,487
Additions	21,003	73,691
Foreign exchange difference	2,573
Ending balance	591,754	568,178
Furniture and equipment | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(308,773)	(230,798)
Additions	64,331	77,975
Foreign exchange difference	472
Ending balance	(373,576)	(308,773)
Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	141,081
Ending balance	285,821	141,081
Computer hardware and software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	271,116	133,403
Additions	223,063	139,863
Disposals		(2,150)
Foreign exchange difference	124
Ending balance	494,303	271,116
Computer hardware and software | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(130,035)	(65,689)
Additions	78,431	65,600
Disposals		1,254
Foreign exchange difference	16
Ending balance	(208,482)	(130,035)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,472
Ending balance	78,915	55,472
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	388,049	388,049
Additions	73,791
Disposals	(13,884)
Ending balance	447,956	388,049
Vehicles | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(332,577)	(215,251)
Additions	46,123	117,326
Disposals	9,659
Ending balance	(369,041)	(332,577)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	276,993
Ending balance	231,193	276,993
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	513,668	384,341
Additions	64,701	129,327
Disposals	(36,110)
Foreign exchange difference	7,594
Ending balance	549,853	513,668
Leasehold improvements | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(236,675)	(114,724)
Additions	108,502	121,951
Disposals	29,430
Foreign exchange difference	2,913
Ending balance	(318,660)	(236,675)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,396,672
Ending balance	1,111,021	1,396,672
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,061,469
Additions	364,575
Adoption of IFRS 16		2,061,469
Lease termination and derecognition	(463,879)
Foreign exchange difference	(46,124)
Ending balance	1,916,041	2,061,469
Right-of-use assets | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(664,797)
Additions	388,437	664,797
Lease termination and derecognition	(260,443)
Foreign exchange difference	12,229
Ending balance	(805,020)	(664,797)
Production tooling and molds
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,860,919
Ending balance	9,747,690	7,860,919
Production tooling and molds | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,860,919	4,549,948
Additions	2,218,032	3,310,971
Ending balance	10,078,951	$ 7,860,919
Production tooling and molds | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Additions	331,261
Ending balance	$ (331,261)